Additional Information on Operating Expenses By Nature - Summary of Depreciation, Amortization and Impairment Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	$ 3,833	$ 3,786	$ 3,546
Amortization and impairment of intangible assets	752	659	651
Depreciation and impairment of right-of-use assets	806	629	574
Impairment of goodwill, tangible and intangible assets	20	4	281
Cost of sales [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	3,085	3,008	2,782
Amortization and impairment of intangible assets	74	78	91
Depreciation and impairment of right-of-use assets	44	36	39
Distribution expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	139	162	136
Amortization and impairment of intangible assets	12	13	10
Depreciation and impairment of right-of-use assets	351	233	176
Sales and marketing expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	291	298	319
Amortization and impairment of intangible assets	260	152	223
Depreciation and impairment of right-of-use assets	274	236	249
Administrative expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	313	299	306
Amortization and impairment of intangible assets	375	416	327
Depreciation and impairment of right-of-use assets	137	124	110
Other operating expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	5	19	3
Amortization and impairment of intangible assets	25
Exceptional Items [member]
Additional Information On Operating Expenses By Nature [Line Items]
Amortization and impairment of intangible assets	6
Impairment of goodwill, tangible and intangible assets	$ 20	$ 4	$ 281